UNITED
                    FUNDS, INC.
                       United Accumulative Fund
                       United Bond Fund
                       United Income Fund
                       United Science and Technology Fund

                    SEMIANNUAL
                    REPORT
                    --------------------------------------
                    For the six months ended June 30, 1999

This report is submitted for the general information of the shareholders of United Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the United Funds, Inc. current prospectus.

PRESIDENT'S LETTER
JUNE 30, 1999

Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. I especially want to express our appreciation for your confidence during our conversion to a new shareholder accounting system. During this period some of you may have experienced delays in reaching our home office shareholder services staff and we apologize for any inconvenience and frustration you experienced.

Our conversion is now complete. Our new system complies with all of the date requirements for the new millennium. It has the capacity to handle our growing business and its modern structure will allow us to expand our services available to you. We have also added to our telephone line capacity and have doubled the size of our shareholder services staff. We are committed to the goal of providing the best service possible to our shareholders.

With respect to your investment program, while it is impossible to predict the future of the markets, there are some basic principles that we stand by that can help investors achieve their financial goals.

 . Work with your financial advisor to develop a comprehensive financial plan.
  A comprehensive plan can help you pinpoint your financial objectives and identify specific strategies for turning your financial dreams into reality. A financial plan can also help ensure that your investment portfolio is appropriately diversified. It can be one of the best ways to plan for your financial future.
 . Review your financial plan regularly.  Financial planning is an ongoing process that requires periodic reviews to adapt to life's changes.
 . Make regular investments and adopt a long-term investment view. Over the long term, regular contributions to your investments can smooth out the bumps of volatility and enable investors to take advantage of the power of compounding.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Your financial advisor is ready to assist you in completing your comprehensive financial plan to reach the financial goals that are most important to you.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues, please contact your financial advisor or your local Waddell & Reed office. Again, thank you for your continued confidence.

Respectfully,


Robert L. Hechler
President


               The Year 2000 information contained in this letter is being designated as a Year 2000 readiness disclosure pursuant to the Year 2000 Information and Readiness Act.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED ACCUMULATIVE FUND

PORTFOLIO STRATEGY:
Appreciation-oriented      OBJECTIVE:   Capital growth, with a secondary
  common stocks                         objective of current income.

Cash reserves
                            STRATEGY:   Invests primarily in large
                                        capitalization common stocks or
                                        securities convertible into common
                                        stocks of U.S. and foreign companies.


                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)


PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1999
--------------------------------------

DIVIDEND PAID                    $0.015
                                ======

NET ASSET VALUE ON
 6/30/99                         $9.09
12/31/98                          8.28
                                 -----
CHANGE PER SHARE                 $0.81
                                 =====

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-99                9.35%         16.02%
 5-year period ended 6-30-99               20.50%         21.94%
10-year period ended 6-30-99               14.20%         14.88%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1999, United Accumulative Fund had net assets totaling $2,028,730,234 invested in a diversified portfolio of:

   98.28% Common Stocks
    0.97% Preferred Stock
    0.75% Cash and Cash Equivalents


As a shareholder of United Accumulative Fund, for every $100 you had invested on June 30, 1999, your Fund owned:

 $34.51  Manufacturing Stocks
  28.89  Finance, Insurance and Real Estate Stocks
  19.41 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   6.90  Mining Stocks
   6.10  Services Stocks
   2.07  Miscellaneous Investing Institutions Stocks
   0.97  Preferred Stock
   0.75  Cash and Cash Equivalents
   0.40  Wholesale and Retail Trade Stocks

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1999

                                              Shares        Value
COMMON STOCKS
Business Services - 4.06%
 Compuware Corporation*  ................. 1,000,000  $  31,781,250
 Microsoft Corporation*  .................   150,000     13,518,750
 Oracle Corporation*  .................... 1,000,000     37,125,000
   Total .................................               82,425,000

Chemicals and Allied Products - 6.50%
 Air Products and Chemicals, Inc.  .......   100,600      4,049,150
 Elan Corporation PLC, ADR*  .............   325,000      9,018,750
 Hercules Incorporated  ..................   300,000     11,793,750
 Pharmacia & Upjohn, Inc.  ...............   600,000     34,087,500
 Praxair, Inc.  ..........................   225,000     11,010,938
 Rohm and Haas Company  ..................    58,000      2,486,750
 Schering-Plough Corporation  ............   500,000     26,500,000
 SmithKline Beecham plc, ADR  ............   500,000     33,031,250
   Total .................................              131,978,088

Communication - 11.77%
 Chancellor Media Corporation, Class A*  . 1,100,000     60,603,125
 Clear Channel Communications, Inc.*  ....   250,000     17,234,375
 MediaOne Group, Inc.*  .................. 1,000,000     74,375,000
 Nextel Communications, Inc.*  ...........   500,000     25,109,375
 Qwest Communications International Inc.*    500,000     16,546,875
 Time Warner Telecom Inc., Class A*  .....   300,000      8,690,625
 VoiceStream Wireless Corporation*  ......   800,000     22,775,000
 Western Wireless Corporation, Class A*  .   500,000     13,515,625
   Total .................................              238,850,000

Depository Institutions - 13.91%
 Chase Manhattan Corporation (The)  ......   700,000     60,637,500
 Citigroup Inc.  .........................   250,000     11,875,000
 Comerica Incorporated  ..................   900,000     53,493,750
 KeyCorp  ................................   350,000     11,243,750
 Mellon Bank Corporation  ................ 1,000,000     36,375,000
 Mercantile Bankshares Corporation  ......   550,000     19,439,062
 Summit Bancorp.  ........................   500,000     20,906,250
 U. S. Bancorp.  .........................   750,000     25,500,000
 Wells Fargo & Company  .................. 1,000,000     42,750,000
   Total .................................              282,220,312

Electric, Gas and Sanitary Services - 2.47%
 Allied Waste Industries, Inc., New*  .... 2,000,000     39,500,000
 Williams Companies, Inc. (The)  .........   250,000     10,640,625
   Total .................................               50,140,625

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Electronic and Other Electric Equipment - 3.77%
 Cooper Industries, Inc.  ................   150,000  $   7,800,000
 EchoStar Communications Corporation,
   Class A* ..............................   150,000     23,020,313
 Intel Corporation  ......................   200,000     11,893,750
 Tellabs*  ...............................   500,000     33,796,875
   Total..................................               76,510,938

Fabricated Metal Products - 0.92%
 Lockheed Martin Corporation  ............   500,000     18,625,000

Furniture and Fixtures - 0.56%
 Ethan Allen Interiors Inc.  .............   300,000     11,325,000

Health Services - 2.04%
 Columbia/HCA Healthcare Corporation  .... 1,000,000     22,812,500
 Tenet Healthcare Corporation*  .......... 1,000,000     18,562,500
   Total .................................               41,375,000

Holding and Other Investment Offices - 2.07%
 Equity Office Properties Trust  .........   500,000     12,812,500
 Host Marriott Corporation  ..............   500,000      5,937,500
 "Shell" Transport and Trading
   Company, p.l.c. (The), ADR ............   500,000     23,187,500
   Total .................................               41,937,500

Industrial Machinery and Equipment - 2.77%
 AGCO Corporation  .......................   500,000      5,656,250
 Cisco Systems, Inc.*  ...................   200,000     12,881,250
 Deere & Company  ........................   250,000      9,906,250
 Ingersoll-Rand Company  .................   150,000      9,693,750
 Parker Hannifin Corporation  ............   396,700     18,149,025
   Total .................................               56,286,525

Instruments and Related Products - 2.70%
 General Motors Corporation, Class H*  ...   500,000     28,125,000
 Litton Industries, Inc.*  ...............    77,200      5,539,100
 Raytheon Company, Class B  ..............   300,000     21,112,500
   Total .................................               54,776,600

Insurance Carriers - 10.78%
 ACE Limited  ............................   700,000     19,775,000
 Allmerica Financial Corporation  ........   300,000     18,243,750
 American International Group, Inc.  .....   200,000     23,412,500
 Chartwell Re Corporation  ...............   500,000      9,312,500
 Everest Reinsurance Holdings, Inc.  .....   410,100     13,379,512
 Hartford Life, Inc., Class A  ...........   325,000     17,103,125
 Liberty Corporation (The)  ..............   350,000     19,075,000
 LifePoint Hospitals, Inc.*  .............   299,999      4,021,862

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Insurance Carriers (Continued)
 Lincoln National Corporation  ...........   400,000  $  20,925,000
 Nationwide Financial Services, Class A  .   375,000     16,968,750
 ReliaStar Financial Corp.  ..............   500,000     21,875,000
 St. Paul Companies, Inc. (The)  .........   300,000      9,543,750
 StanCorp Financial Group, Inc.*  ........   700,000     21,000,000
 Triad Hospitals, Inc.*  .................   299,999      4,040,612
   Total .................................              218,676,361

Nondepository Institutions - 2.64%
 CIT Group, Inc. (The), Class A  ......... 1,300,000     37,537,500
 Heller Financial, Inc.  .................   575,000     15,992,187
   Total .................................               53,529,687

Oil and Gas Extraction - 6.90%
 Anadarko Petroleum Corporation  .........   750,000     27,609,375
 Burlington Resources Incorporated  ...... 1,100,000     47,575,000
 Total, S.A., ADR*  ......................   500,000     32,218,750
 USX Corporation - Marathon Group  ....... 1,000,000     32,562,500
   Total .................................              139,965,625

Paper and Allied Products - 3.77%
 Champion International Corporation  .....   600,000     28,725,000
 International Paper Company  ............   550,000     27,775,000
 Kimberly-Clark Corporation  .............   350,000     19,950,000
   Total .................................               76,450,000

Petroleum and Coal Products - 5.95%
 Coastal Corporation (The)  ..............   700,000     28,000,000
 Royal Dutch Petroleum Company  ..........   500,000     30,125,000
 Texaco Inc.  ............................ 1,000,000     62,500,000
   Total .................................              120,625,000

Railroad Transportation - 1.07%
 Burlington Northern Santa Fe Corporation    700,000     21,700,000

Security and Commodity Brokers - 1.56%
 Charles Schwab Corporation (The)  .......    75,000      8,240,625
 Goldman Sachs Group, Inc. (The)*  .......   325,000     23,481,250
   Total .................................               31,721,875

Transportation by Air - 4.10%
 AMR Corporation*  .......................   200,000     13,650,000
 Southwest Airlines Co.  ................. 1,500,000     46,687,500
 UAL Corporation*  .......................   350,000     22,750,000
   Total .................................               83,087,500


               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
JUNE 30, 1999

                                              Shares          Value

COMMON STOCKS (Continued)
Transportation Equipment - 7.57%
 AlliedSignal Inc.  ......................   350,000 $   22,050,000
 Borg-Warner Automotive, Inc.  ...........   375,000     20,625,000
 Dana Corporation  .......................   500,000     23,031,250
 Federal-Mogul Corporation  ..............   450,000     23,400,000
 Ford Motor Company  .....................   400,000     22,575,000
 General Motors Corporation  .............   500,000     33,000,000
 Newport News Shipbuilding Inc.  .........   300,000      8,850,000
   Total .................................              153,531,250

Wholesale Trade -- Nondurable Goods - 0.40%
 McKesson HBOC, Inc.  ....................   250,000      8,031,250

TOTAL COMMON STOCKS - 98.28%                         $1,993,769,136
 (Cost: $1,919,809,228)

PREFERRED STOCK - 0.97%
Communication
 Adelphia Communications Corporation,
   5.5%, Convertible* ....................   100,000 $   19,700,000
 (Cost: $20,000,000)

TOTAL SHORT-TERM SECURITIES - 1.53%                  $   31,140,692
 (Cost: $31,140,692)

TOTAL INVESTMENT SECURITIES - 100.78%                $2,044,609,828
 (Cost: $1,970,949,920)

LIABILITIES, NET OF CASH AND OTHER ASSETS -  (0.78%)    (15,879,594)

NET ASSETS - 100.00%                                 $2,028,730,234

               See Notes to Schedules of Investments on page 31.

SHAREHOLDER SUMMARY
----------------------------------------------------------------------
UNITED BOND FUND

PORTFOLIO STRATEGY:
Corporate and government   OBJECTIVE:   Reasonable return with emphasis on
  bonds                                 the preservation of capital.
Maximum 10% non-debt
  securities                STRATEGY:   Invests primarily in domestic debt
                                        securities, usually of investment grade.

                             FOUNDED:   1964

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY


PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1999
--------------------------------------

DIVIDENDS PAID                   $0.18
                                 =====

NET ASSET VALUE ON
  06/30/99                      $ 6.11
  12/31/98                        6.39
                                ------
CHANGE PER SHARE                $(0.28)
                                ======



Past performance is not necessarily an indication of future results.



TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-99               -4.13%          1.72%
 5-year period ended 6-30-99                6.33%          7.59%
10-year period ended 6-30-99                7.01%          7.64%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1999, United Bond Fund had net assets totaling $533,191,072 invested in a diversified portfolio of:

   95.60% Bonds
    4.40% Cash and Cash Equivalents




As a shareholder of United Bond Fund, for every $100 you had invested on June 30, 1999, your Fund owned:

Bonds:
 Corporate                 $55.99
 U.S. Government            32.30
 Other Government            7.31
Cash and Cash Equivalents    4.40

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Chemicals and Allied Products - 2.14%
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................   $10,000    $11,389,900

Communication - 2.58%
 BellSouth Telecommunications, Inc.,
   5.85%, 11-15-2045 .....................     3,000      2,990,250
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................     2,500      2,675,000
 Tele-Communications, Inc.,
   8.35%, 2-15-2005 ......................     7,500      8,089,350
   Total .................................               13,754,600

Depository Institutions - 12.26%
 AmSouth Bancorporation,
   6.75%, 11-1-2025 ......................     6,500      6,411,470
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................     1,500      1,518,750
 First Union Corporation:
   6.824%, 8-1-2026 ......................     7,500      7,598,325
   6.55%, 10-15-2035 .....................     4,500      4,456,845
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     6,000      6,502,320
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     6,000      6,640,320
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     5,000      5,629,950
 Riggs National Corporation,
   8.5%, 2-1-2006 ........................     7,000      7,297,290

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1999
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Depository Institutions (Continued)
 SouthTrust Bank of Alabama, National Association:
   5.58%, 2-6-2006 .......................   $ 7,800  $   7,750,158
   7.69%, 5-15-2025 ......................     5,000      5,360,200
 Sovereign Bancorp, Inc.,
   8.0%, 3-15-2003 .......................     2,000      1,990,000
 Wachovia Corporation,
   6.605%, 10-1-2025 .....................     4,250      4,189,693
   Total .................................               65,345,321

Electric, Gas and Sanitary Services - 7.43%
 California Infrastructure and Economic Development
   Bank, Special Purpose Trust:
   PG&E-1,
   6.42%, 9-25-2008 ......................     5,000      4,972,400
   SCE-1,
   6.38%, 9-25-2008 ......................     5,000      4,946,850
 Cleveland Electric Illuminating Co. (The),
   9.5%, 5-15-2005 .......................     4,000      4,265,840
 Entergy Arkansas, Inc.,
   7.5%, 8-1-2007 ........................     3,750      3,891,187
 Korea Electric Power Corporation,
   6.375%, 12-1-2003 .....................     2,500      2,333,425
 Niagara Mohawk Power Corporation:
   9.5%, 6-1-2000 ........................     1,500      1,543,320
   7.375%, 7-1-2003 ......................     5,500      5,594,160
 Pacific Gas & Electric Co.,
   6.875%, 12-1-99 .......................     4,750      4,754,085
 Pennsylvania Power & Light Co.,
   9.25%, 10-1-2019 ......................     4,000      4,170,920
 TXU Eastern Funding Company,
   6.45%, 5-15-2005 (A) ..................     3,250      3,139,565
   Total .................................               39,611,752

Food and Kindred Products - 3.94%
 Anheuser-Busch Companies, Inc.,
   7.0%, 9-1-2005 ........................     3,000      3,007,020
 Coca-Cola Enterprises Inc.:
   0.0%, 6-20-2020 .......................    45,000     10,022,850
   6.7%, 10-15-2036 ......................     5,500      5,545,705
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ......................     2,500      2,450,000
   Total .................................               21,025,575


               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
General Merchandise Stores - 1.09%
 Fred Meyer, Inc.:
   7.15%, 3-1-2003 .......................   $ 3,750   $  3,777,787
   7.45%, 3-1-2008 .......................     2,000      2,017,700
   Total .................................                5,795,487

Health Services - 1.58%
 Tenet Healthcare Corporation:
   7.875%, 1-15-2003 .....................     3,500      3,430,000
   8.625%, 12-1-2003 .....................     5,000      5,000,000
   Total .................................                8,430,000

Holding and Other Investment Offices - 0.96%
 Bay Apartment Communities, Inc.,
   6.5%, 1-15-2005 .......................     3,000      2,875,470
 GRUMA, S.A. de C.V.,
   7.625%, 10-15-2007.....................     2,500      2,237,500
   Total .................................                5,112,970

Insurance Carriers - 0.57%
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................     3,000      3,057,510

Nondepository Institutions - 10.38%
 Asset Securitization Corporation,
   7.49%, 4-14-2029 ......................     6,000      6,150,960
 CHYPS CBO 1997-1 Ltd.,
   6.72%, 1-15-2010 (A) ..................     8,500      8,158,640
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     9,000      9,208,710
 Equicon Loan Trust,
   7.3%, 2-18-2013 .......................     4,571      4,562,246
 General Electric Capital Corporation,
   8.625%, 6-15-2008 .....................     3,500      3,969,735
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................     5,500      6,227,870

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions (Continued)
 IMC Home Equity Loan Trust,
   6.9%, 1-20-2022 .......................   $ 4,500   $  4,498,560
 Norse CBO, Ltd. and Norse CBO, Inc.,
   6.515%, 8-13-2010 (A) .................     3,750      3,543,750
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   8.0%, 10-25-2024 ......................     4,000      4,066,240
 Westinghouse Electric Corporation,
   8.875%, 6-14-2014 .....................     4,500      4,985,685
   Total .................................               55,372,396

Oil and Gas Extraction - 2.86%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     5,000      5,028,900
 Mitchell Energy & Development Corp.,
   9.25%, 1-15-2002 ......................       165        171,965
 Oryx Energy Company,
   10.0%, 4-1-2001 .......................     3,500      3,690,785
 Pemex Finance Ltd.,
   5.72%, 11-15-2003 (A) .................     2,500      2,446,875
 YPF Sociedad Anoima,
   8.0%, 2-15-2004 .......................     4,000      3,896,040
   Total .................................               15,234,565

Paper and Allied Products - 1.99%
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002 ......................     4,500      4,741,245
 Champion International Corporation,
   6.4%, 2-15-2026 .......................     6,100      5,884,609
   Total .................................               10,625,854

Petroleum and Coal Products - 0.55%
 Conoco Inc.,
   5.9%, 4-15-2004 .......................     3,000      2,927,340

Printing and Publishing - 1.38%
 News America Holdings Incorporated,
   7.45%, 6-1-2000 .......................     2,500      2,530,475
 Quebecor Printing Capital Corporation,
   6.5%, 8-1-2027 ........................     5,000      4,816,550
   Total .................................                7,347,025

Railroad Transportation - 0.94%
 CSX Corporation,
   6.95%, 5-1-2027 .......................     5,000      5,032,500


               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Security and Commodity Brokers - 0.96%
 Salomon Inc.,
   3.65%, 2-14-2002 ......................   $ 5,000 $    5,107,700

Stone, Clay and Glass Products - 1.64%
 Cemex, S.A. de C.V.,
   9.5%, 9-20-2001 .......................     3,500      3,552,500
 Owens-Illinois, Inc.,
   7.15%, 5-15-2005.......................     3,250      3,124,485
 USG Corporation,
   9.25%, 9-15-2001 ......................     2,000      2,094,880
   Total .................................                8,771,865

Transportation Equipment - 0.65%
 Coltec Industries Inc.,
   7.5%, 4-15-2008 .......................     2,500      2,506,250
 Federal-Mogul Corporation,
   7.75%, 7-1-2006 .......................     1,000        957,510
   Total .................................                3,463,760

United States Postal Service - 0.31%
 Postal Square Limited Partnership,
   6.5%, 6-15-2022 .......................     1,701      1,633,679

Wholesale Trade -- Durable Goods - 1.78%
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     8,500      9,502,915

TOTAL CORPORATE DEBT SECURITIES - 55.99%               $298,542,714
 (Cost: $299,608,171)

OTHER GOVERNMENT SECURITIES
Canada - 5.77%
 Hydro-Quebec:
   8.05%, 7-7-2024 .......................    10,000     10,837,300
   7.4%, 3-28-2025 .......................     5,150      5,774,540
 Province de Quebec:
   5.67%, 2-27-2026 ......................     9,200      9,190,432
   6.29%, 3-6-2026 .......................     5,000      4,971,450
   Total .................................               30,773,722



               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES (Continued)
Korea - 0.47%
 Korea Development Bank (The),
   7.90%, 2-1-2002 .......................   $ 2,500  $   2,491,175

Supranational - 1.07%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     5,000      5,692,900

TOTAL OTHER GOVERNMENT SECURITIES - 7.31%             $  38,957,797
 (Cost: $37,524,730)

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   7.5%, 2-15-2007 .......................     6,396      6,490,419
   6.5%, 9-25-2018 .......................     2,000      1,985,000
   7.0%, 1-15-2019 .......................     2,000      2,000,620
   7.5%, 4-15-2019 .......................    15,360     15,503,472
   7.95%, 12-15-2020 .....................     1,177      1,177,800
   6.25%, 1-15-2021 ......................    12,000     11,861,160
 Federal National Mortgage Association:
   5.875%, 7-16-2003 .....................     5,000      4,902,350
   7.0%, 7-25-2006 .......................    10,000     10,065,600
   6.09%, 4-1-2009 .......................     4,484      4,274,328
   0.0%, 2-12-2018 .......................     4,500      1,303,110
   7.0%, 9-25-2020 .......................     2,000      2,007,500
   6.5%, 8-25-2021 .......................     2,500      2,458,200
   7.0%, 8-25-2021 .......................    10,000     10,028,100
   7.0%, 6-1-2024 ........................     6,426      6,351,937
   6.0%, 12-1-2028 .......................     6,891      6,473,590
 Government National Mortgage Association:
   7.5%, 7-15-2023 .......................     3,083      3,116,262
   7.5%, 12-15-2023 ......................     3,472      3,509,786
   8.0%, 9-15-2025 .......................     4,796      4,962,764
   7.0%, 7-20-2027 .......................       269        263,893
   7.0%, 9-20-2027 .......................     4,325      4,246,926
   7.75%, 10-15-2031 .....................     1,969      2,092,078
 Tennessee Valley Authority,
   5.88%, 4-1-2036 .......................     3,750      3,677,025
 United States Department of Veterans Affairs,
   Guaranteed Remic Pass-Through Certificates,
   Vendee Mortgage Trust:
   1997-2 Class C,
   7.5%, 8-15-2017 .......................     4,000      4,070,000
   1998-1 Class 2-B,
   7.0%, 6-15-2019 .......................       750        757,732
   1999-2 Class 1-B,
   6.5%, 12-1-2020 .......................     5,500      5,448,410

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED BOND FUND
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES (Continued)
 United States Treasury:
   5.75%, 10-31-2000 .....................    $3,000     $3,013,110
   5.25%, 1-31-2001 ......................     5,000      4,984,350
   7.5%, 2-15-2005 .......................    10,000     10,765,600
   6.5%, 8-15-2005 .......................     5,750      5,926,985
   6.5%, 10-15-2006 ......................    24,000     24,780,000
   11.25%, 2-15-2015 .....................     2,500      3,742,175

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 32.30%                                   $172,240,282
 (Cost: $174,026,059)

TOTAL SHORT-TERM SECURITIES - 3.15%                    $ 16,793,609
 (Cost: $16,793,609)

TOTAL INVESTMENT SECURITIES - 98.75%                   $526,534,402
 (Cost: $527,952,569)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.25%         6,656,670

NET ASSETS - 100.00%                                   $533,191,072

               See Notes to Schedules of Investments on page 31.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED INCOME FUND

PORTFOLIO STRATEGY:
Investment quality         OBJECTIVE:   Maintenance of current income,
 dividend-paying                        subject to market conditions,
  common stocks                         with a secondary objective of
                                        capital growth.

Cash reserves               STRATEGY:   Invests primarily in common stocks of
                                        large U.S. and foreign companies which
                                        have a record of paying regular
                                        dividends or have the potential for
                                        capital growth or which may be expected
                                        to resist market decline.


                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                        (MARCH, JUNE, SEPTEMBER, DECEMBER)


PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1999
--------------------------------------

DIVIDENDS PAID                   $0.04
                                 =====

NET ASSET VALUE ON
 6/30/99                         $7.99
12/31/98                          7.52
                                 -----
CHANGE PER SHARE                 $0.47
                                 =====

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-99                5.79%         12.25%
 5-year period ended 6-30-99               20.07%         21.50%
10-year period ended 6-30-99               15.55%         16.23%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1999, United Income Fund had net assets totaling $8,104,489,930 invested in a diversified portfolio of:

   83.70% Common Stocks
   13.61% U.S. Government Securities
    2.42% Cash and Cash Equivalents
    0.27% Corporate Debt Securities




As a shareholder of United Income Fund, for every $100 you had invested on June 30, 1999, your Fund owned:

 $47.70  Manufacturing Stocks
  13.61  United States Government Securities
  10.90  Finance, Insurance and Real Estate Stocks
   9.16 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   7.88  Wholesale and Retail Trade Stocks
   5.43  Services Stocks
   2.42  Cash and Cash Equivalents
   2.31  Mining Stocks
   0.32  Miscellaneous Investing Institutions Stocks
   0.27  Corporate Debt Securities

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1999

                                              Shares          Value

COMMON STOCKS
Apparel and Accessory Stores - 0.49%
 Gap, Inc. (The)  ........................   787,500$    39,670,313

Building Materials and Garden Supplies - 1.11%
 Home Depot, Inc. (The)  ................. 1,394,200     89,838,763

Business Services - 2.87%
 America Online, Inc.*  ..................   255,700     28,254,850
 Microsoft Corporation*  ................. 1,772,800    159,773,600
 SAP AG, ADR  ............................ 1,275,900     44,178,038
   Total .................................              232,206,488

Chemicals and Allied Products - 17.19%
 ABB AG (B)  .............................    67,000     99,144,309
 Air Products and Chemicals, Inc.  ....... 1,429,200     57,525,300
 Biogen, Inc.*  ..........................   667,600     42,955,887
 Bristol-Myers Squibb Company  ........... 1,345,500     94,773,656
 Colgate-Palmolive Company  ..............   787,800     77,795,250
 du Pont (E.I.) de Nemours and Company  .. 2,073,000    141,611,813
 Forest Laboratories, Inc.*  .............    80,200      3,709,250
 Gillette Company (The)  ................. 1,569,900     64,365,900
 Lilly (Eli) and Company  ................ 1,540,100    110,309,662
 Merck & Co., Inc.  ...................... 1,492,700    110,459,800
 Monsanto Company  ....................... 2,100,000     82,818,750
 PPG Industries, Inc.  ...................   705,300     41,656,781
 Pfizer Inc.  ............................   731,300     80,260,175
 Pharmacia & Upjohn, Inc.  ............... 1,031,900     58,624,819
 Procter & Gamble Company (The)  .........   780,300     69,641,775
 Schering-Plough Corporation  ............ 1,327,000     70,331,000
 Warner-Lambert Company  ................. 2,700,000    187,312,500
   Total .................................            1,393,296,627

Communication - 5.94%
 Clear Channel Communications, Inc.*  .... 1,112,000     76,658,500
 Cox Communications, Inc., Class A*  ..... 3,795,400    139,718,163
 MCI WORLDCOM, Inc.*  .................... 1,037,000     89,214,406
 SBC Communications Inc.  ................ 1,500,000     87,000,000
 Vodafone Airtouch Public Limited
   Company, ADR ..........................   450,000     88,650,000
   Total .................................              481,241,069

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Depository Institutions - 2.46%
 Chase Manhattan Corporation (The)  ...... 1,050,000   $ 90,956,250
 Citigroup Inc.  ......................... 2,287,500    108,656,250
   Total .................................              199,612,500

Electric, Gas and Sanitary Services - 2.55%
 Duke Energy Corp.  ...................... 1,275,000     69,328,125
 Texas Utilities Company  ................ 3,325,000    137,156,250
   Total .................................              206,484,375

Electronic and Other Electric Equipment - 8.81%
 Analog Devices, Inc.*  .................. 1,575,000     79,045,312
 General Electric Company  ............... 1,970,200    222,632,600
 Intel Corporation  ...................... 2,804,000    166,750,375
 Nokia, AB (B)  .......................... 1,520,000    133,166,440
 Telefonaktiebolaget LM Ericsson, ADR,
   Class B ............................... 3,419,000    112,506,469
   Total .................................              714,101,196

Fabricated Metal Products - 1.92%
 Lockheed Martin Corporation  ............ 4,176,300    155,567,175

Food and Kindred Products - 2.34%
 Bestfoods  .............................. 1,400,000     69,300,000
 Coca-Cola Company (The)  ................   685,500     42,843,750
 Panamerican Beverages Inc., Class A  .... 1,336,000     31,813,500
 Ralston-Ralston Purina Group  ........... 1,509,100     45,933,231
   Total .................................              189,890,481

Food Stores - 1.19%
 Kroger Co. (The)*  ...................... 3,450,000     96,384,375

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
General Merchandise Stores - 2.40%
 Dayton Hudson Corporation  ..............   565,900 $   36,783,500
 Wal-Mart Stores, Inc.  .................. 3,261,000    157,343,250
   Total .................................              194,126,750

Health Services - 0.78%
 Tenet Healthcare Corporation*  .......... 3,393,700     62,995,556

Holding and Other Investment Offices - 0.32%
 Lagardere SCA (B)  ......................   700,000     26,045,789

Industrial Machinery and Equipment - 7.67%
 Apple Computer, Inc.*  .................. 1,046,700     48,540,713
 Case Corporation  ....................... 3,329,000    160,208,125
 Cisco Systems, Inc.*  ................... 2,003,400    129,031,481
 Deere & Company  ........................ 1,299,700     51,500,612
 EMC Corporation*  ....................... 1,404,000     77,220,000
 International Business Machines
   Corporation ........................... 1,200,000    155,100,000
   Total .................................              621,600,931

Instruments and Related Products - 3.94%
 General Motors Corporation, Class H*  ...   759,700     42,733,125
 Guidant Corporation  .................... 2,400,000    123,450,000
 Medtronic, Inc.  ........................   972,000     75,694,500
 Raytheon Company, Class A  .............. 1,124,981     77,483,066
   Total .................................              319,360,691

Insurance Carriers - 2.40%
 American International Group, Inc.   ....   916,950    107,340,459
 Chubb Corporation (The)  ................ 1,259,000     87,500,500
   Total .................................              194,840,959

Miscellaneous Retail - 0.38%
 Costco Companies, Inc.*  ................   382,500     30,611,953

Motion Pictures - 1.78%
 Time Warner Incorporated  ............... 1,000,000     73,500,000
 Walt Disney Company (The)  .............. 2,296,900     70,773,231
   Total .................................              144,273,231

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Nondepository Institutions - 6.04%
 Associates First Capital Corporation,
   Class A ............................... 2,976,970 $  131,916,983
 Fannie Mae  ............................. 2,858,400    195,443,100
 Freddie Mac  ............................ 2,800,000    162,400,000
   Total .................................              489,760,083

Oil and Gas Extraction - 2.31%
 Burlington Resources Incorporated  ...... 3,300,000    142,725,000
 Schlumberger Limited  ...................   700,000     44,581,250
   Total .................................              187,306,250

Petroleum and Coal Products - 3.13%
 Chevron Corporation  ....................   450,000     42,834,375
 Exxon Corporation  ......................   500,000     38,562,500
 Mobil Corporation  ......................   800,000     79,200,000
 Royal Dutch Petroleum Company  .......... 1,544,000     93,026,000
   Total .................................              253,622,875

Primary Metal Industries - 0.99%
 Alcoa Incorporated  ..................... 1,300,000     80,437,500

Transportation by Air - 0.67%
 AMR Corporation*  .......................   800,000     54,600,000

Transportation Equipment - 1.71%
 DaimlerChrysler AG  .....................   713,907     63,448,485
 Ford Motor Company  ..................... 1,332,000     75,174,750
   Total .................................              138,623,235

Wholesale Trade - Durable Goods - 1.09%
 Johnson & Johnson  ......................   899,000     88,102,000

Wholesale Trade - Nondurable Goods - 1.22%
 Safeway Inc.*  .......................... 2,000,000     99,000,000

TOTAL COMMON STOCKS - 83.70%                         $6,783,601,165
 (Cost: $3,687,300,853)

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED INCOME FUND
JUNE 30, 1999

                                           Principal
                                           Amount in
                                           Thousands          Value

CORPORATE DEBT SECURITIES
Depository Institutions - 0.13%
 Morgan Guaranty Trust Company of New York,
   7.375%, 2-1-2002 ......................  $ 10,250 $   10,493,540

Nondepository Institutions - 0.14%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................    10,000     11,185,400

TOTAL CORPORATE DEBT SECURITIES - 0.27%              $   21,678,940
 (Cost: $20,055,074)

UNITED STATES GOVERNMENT SECURITIES
 Federal National Mortgage Association,
   5.9%, 7-9-2003 ........................   100,000     97,937,000
 United States Treasury:
   6.75%, 4-30-2000 ......................    37,000     37,433,640
   5.75%, 8-15-2003 ......................    50,000     50,031,000
   6.5%, 10-15-2006 ......................    50,000     51,625,000
   5.625%, 5-15-2008 .....................    50,000     48,976,500
   10.375%, 11-15-2012 ...................     8,500     10,830,870
   7.5%, 11-15-2016 ......................    80,000     90,162,400
   9.0%, 11-15-2018 ......................    20,000     26,025,000
   8.75%, 8-15-2020 ......................    75,000     96,468,750
   5.5%, 8-15-2028 (C) ...................   600,000    549,372,000
   5.25%, 11-15-2028 .....................    50,000     44,320,500

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 13.61%                                 $1,103,182,660
 (Cost: $1,206,945,392)

TOTAL SHORT-TERM SECURITIES - 2.36%                   $ 191,367,534
 (Cost: $191,367,534)

TOTAL INVESTMENT SECURITIES - 99.94%                 $8,099,830,299
 (Cost: $5,105,668,853)

CASH AND OTHER ASSETS, NET OF LIABILITIES _ 0.06%         4,659,631

NET ASSETS - 100.00%                                 $8,104,489,930

               See Notes to Schedules of Investments on page 31.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
UNITED SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Invests primarily in common
  in science or technology              stocks of U.S. and foreign
  securities; may have more             companies whose products,
  than 20% in debt securities.          processes or services are
                                        expected to benefit from  scientific or
                                        technological discoveries or
                                        developments.

Cash reserves

                             FOUNDED:   1950

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)


PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Six Months Ended June 30, 1999
--------------------------------------

NET ASSET VALUE ON
 6/30/99                        $12.19
12/31/98                          9.91
                                ------
CHANGE PER SHARE                $ 2.28
                                ======

Past performance is not necessarily an indication of future results.


TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 6-30-99               41.80%         50.45%
 5-year period ended 6-30-99               32.44%         34.02%
10-year period ended 6-30-99               20.65%         21.36%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On June 30, 1999, United Science and Technology Fund had net assets totaling $2,170,091,058 invested in a diversified portfolio of:

   96.15% Common Stocks
    3.85% Cash and Cash Equivalents


As a shareholder of United Science and Technology Fund, for every $100 you had invested on June 30, 1999, your Fund owned:

 $43.54  Services Stocks
  39.63  Manufacturing Stocks
   7.47 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
   5.09  Wholesale and Retail Trade Stocks
   3.85  Cash and Cash Equivalents
   0.42  Finance, Insurance and Real Estate Stocks

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS
Building Materials and Garden Supplies - 0.97%
 Fastenal Company  .......................   400,000 $   20,950,000

Business Services - 35.79%
 Amazon.com, Inc.*  ......................   300,000     37,528,125
 America Online, Inc.*  .................. 1,000,000    110,500,000
 American Management Systems, Incorporated*  115,000      3,683,594
 Citrix Systems, Inc.*  .................. 1,000,000     56,343,750
 Concord EFS, Inc.*  .....................   817,300     34,607,547
 EarthLink Network, Inc.*  ...............   234,300     14,402,128
 eBay Inc.*  .............................   259,500     39,257,484
 HNC Software Inc.*  .....................   600,000     18,468,750
 Inktomi Corporation*  ...................   470,000     61,819,687
 Intuit Inc.*  ...........................   508,800     45,887,400
 Microsoft Corporation*  .................   600,000     54,075,000
 Oracle Corporation*  ....................   500,000     18,562,500
 TMP Worldwide Inc.*  ....................   500,000     31,843,750
 TenFold Corporation*  ...................   368,800     11,617,200
 Teradyne, Inc.*  ........................   400,000     28,700,000
 Transaction Systems Architects, Inc.,
   Class A* ..............................   600,000     23,400,000
 USWeb Corporation*  .....................   600,000     13,331,250
 Veritas Software Corp.*  ................   500,000     47,484,375
 Wind River Systems, Inc.*  ..............   825,000     13,225,781
 Yahoo! Inc.*  ...........................   650,000    111,942,188
   Total .................................              776,680,509

Chemicals and Allied Products - 8.65%
 Abbott Laboratories  ....................   500,000     22,750,000
 Biogen, Inc.*  ..........................   700,000     45,040,625
 Bristol-Myers Squibb Company  ...........   400,000     28,175,000
 Pfizer Inc.  ............................   230,000     25,242,500
 Schering-Plough Corporation  ............   600,000     31,800,000
 Warner-Lambert Company  .................   500,000     34,687,500
   Total .................................              187,695,625


               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Communication - 7.47%
 Clear Channel Communications, Inc.*  ....   547,300 $   37,729,494
 COLT Telecom Group plc, ADR*  ...........   400,000     34,387,500
 Cox Communications, Inc., Class A*  .....   942,400     34,692,100
 Global TeleSystems Group, Inc.*  ........   217,000     17,570,219
 Level 3 Communications, Inc.*  ..........   300,000     18,037,500
 Vodafone Airtouch Public Limited
   Company, ADR ..........................   100,000     19,700,000
   Total .................................              162,116,813

Electronic and Other Electric Equipment - 19.86%
 ADC Telecommunications, Inc.*  ..........   400,600     18,239,819
 Analog Devices, Inc.*  .................. 1,000,000     50,187,500
 Broadcom Corporation, Class A*  .........   500,000     72,265,625
 Concord Communications, Inc.*  ..........   182,700      8,152,987
 EchoStar Communications Corporation,
   Class A* ..............................   300,000     46,040,625
 Gemstar International Group Limited*  ...   720,000     47,025,000
 General Electric Company  ...............   325,000     36,725,000
 Inet Technologies, Inc.*  ...............   125,150      2,999,689
 Intel Corporation  ......................   750,000     44,601,563
 Lucent Technologies Inc.  ...............   330,000     22,254,375
 Micron Technology, Inc.*  ...............   300,000     12,093,750
 Nokia Corporation, Series A, ADR  .......   400,000     36,625,000
 Tellabs*  ...............................   500,000     33,796,875
   Total .................................              431,007,808

Engineering and Management Services - 5.04%
 Abacus Direct Corporation*  .............   356,000     32,295,875
 Incyte Pharmaceuticals, Inc.*  ..........   998,400     26,364,000
 Paychex, Inc.  ..........................   900,000     28,631,250
 Quintiles Transnational Corp.*  .........   525,500     22,054,578
   Total .................................              109,345,703

Fabricated Metal Products - 1.03%
 Lockheed Martin Corporation  ............   600,000     22,350,000

General Merchandise Stores - 0.98%
 Wal-Mart Stores, Inc.  ..................   440,000     21,230,000

Industrial Machinery and Equipment - 7.44%
 Apple Computer, Inc.*  ..................   600,000     27,825,000
 Applied Materials, Inc.*  ...............   250,000     18,460,937
 Cisco Systems, Inc.*  ................... 1,289,100     83,026,097
 International Business Machines Corporation 230,000     29,727,500
 Juniper Networks, Inc.*  ................    16,800      2,505,825
   Total .................................              161,545,359

               See Notes to Schedules of Investments on page 31.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
JUNE 30, 1999

                                              Shares        Value

COMMON STOCKS (Continued)
Instruments and Related Products - 2.65%
 Guidant Corporation  ....................   209,300$    10,765,869
 Medtronic, Inc.  ........................   400,000     31,150,000
 STERIS Corporation*  ....................   800,000     15,500,000
   Total .................................               57,415,869

Insurance Carriers - 0.42%
 Rambus Inc.*  ...........................   100,000      9,215,625

Motion Pictures - 2.71%
 AT&T Corp. - Liberty Media Group,
   Class A* ..............................   600,000     22,050,000
 Time Warner Incorporated  ...............   500,000     36,750,000
   Total .................................               58,800,000

Wholesale Trade -- Durable Goods - 1.81%
 Johnson & Johnson  ......................   400,000     39,200,000

Wholesale Trade -- Nondurable Goods - 1.33%
 Cardinal Health, Inc.  ..................   450,000     28,856,250

TOTAL COMMON STOCKS - 96.15%                         $2,086,409,561
 (Cost: $1,070,469,896)

TOTAL SHORT-TERM SECURITIES - 3.54%                   $  76,897,674
 (Cost: $76,897,674)

TOTAL INVESTMENT SECURITIES - 99.69%                 $2,163,307,235
 (Cost: $1,147,367,570)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.31%         6,783,823

NET ASSETS - 100.00%                                 $2,170,091,058

               See Notes to Schedules of Investments on page 31.

UNITED FUNDS, INC.
JUNE 30, 1999


Notes to Schedules of Investments
*No dividends were paid during the preceding 12 months.

 (A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, the value of these securities amounted to $17,288,830 or 3.24% of net assets for United Bond Fund.

 (B) Listed on an exchange outside the United States.

 (C) See Note 7 to financial statements.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999                                                        United
(In Thousands, Except        United       United        United  Science and
 for Per Share Amounts)Accumulative         Bond        Income   Technology
                               Fund         Fund          Fund         Fund
Assets                              ----------------------------------------
 ------------
 Investment securities --
   at value (Notes 1 and 3)$2,044,610    $526,534    $8,099,830  $2,163,307
 Cash   ..............           61             2         7,600       1,790
 Receivables:
   Investment securities sold51,006           ---         2,470       6,424
   Dividends and interest     1,992         7,860        28,595         258
   Fund shares sold ..        1,616           746         6,344       2,657
 Prepaid insurance
   premium ...........           31            14            46          10
                         ----------      --------    ----------  ----------
    Total assets  ....    2,099,316       535,156     8,144,885   2,174,446
Liabilities              ----------      --------    ----------  ----------
 Payable for investment
   securities purchased      66,236           ---        16,709         ---
 Payable to Fund
   shareholders ......        3,478         1,660        20,590       3,371
 Accrued service fee (Note 2)   369            97         1,436         361
 Accrued transfer agency
   and dividend disbursing
   (Note 2) ..........          217            85           954         312
 Accrued distribution fee (Note 2)46           14           182          59
 Accrued management
   fee (Note 2) ......           37             8           127          50
 Accrued accounting
   services fee (Note 2)          8             5             8           8
 Other  ..............          195            96           389         194
                         ----------      --------    ----------  ----------
    Total liabilities        70,586         1,965        40,395       4,355
                         ----------      --------    ----------  ----------
      Total net assets   $2,028,730      $533,191    $8,104,490  $2,170,091
Net Assets               ==========      ========    ==========  ==========
 $1.00 par value capital stock
   Capital stock .....   $  223,273      $ 87,224    $1,014,624  $  177,948
   Additional paid-in
    capital ..........    1,364,234       464,935     3,646,987     752,965
 Accumulated undistributed
   income (loss):
   Accumulated undistributed
    net investment
    income (loss)  ...        3,279            67        10,491      (6,382)
   Accumulated undistributed net
    realized gain (loss) on
    investment
    transactions .....      364,298       (17,617)      438,255     229,625
   Net unrealized appreciation
    (depreciation) of
    investments  .....       73,646        (1,418)    2,994,133   1,015,935
                         ----------      --------    ----------  ----------
    Net assets applicable to
      outstanding units
      of capital .....   $2,028,730      $533,191    $8,104,490  $2,170,091
                         ==========      ========    ==========  ==========
Capital shares outstanding
 Class A  ............      222,798        86,844       972,640     177,179
 Class Y  ............          475           380        41,984         769
Capital shares authorized   500,000       300,000     2,000,000     400,000
Net asset value per share
 (net assets divided by
 shares outstanding)
 Class A  ............        $9.09         $6.11         $7.99      $12.19
 Class Y  ............        $9.09         $6.11         $7.99      $12.31
                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended JUNE 30, 1999
(In Thousands)                                                       United
                             United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
Investment Income      ------------  --------------------------------------
 Income (Note 1B):
   Interest and
    amortization  ....     $  3,052       $17,836      $ 40,148    $  1,674
   Dividends .........       10,296           ---        38,650       1,812
                           --------       -------       -------    --------
    Total income  ....       13,348        17,836        78,798       3,486
                           --------       -------       -------    --------
 Expenses (Note 2):
   Investment
    management fee ...        5,156         1,140        21,123       5,482
   Service fees -- Class A    2,124           610         8,368       2,049
   Transfer agency and
    dividend disbursing
     -- Class A  .....        1,063           496         4,718       1,681
   Distribution
    fees -- Class A  .          168            59           695         261
   Custodian fees ....           26             9           287          17
   Shareholder servicing
    fee -- Class Y ...            4             2           277           7
   Accounting services fee       50            31            50          50
   Legal fees ........           12             3            44          10
   Audit fees ........           10            10            11          10
   Other .............          229           115           897         337
                           --------       -------       -------    --------
    Total expenses  ..        8,842         2,475        36,470       9,904
                           --------       -------       -------    --------
      Net investment
       income (loss)          4,506        15,361        42,328      (6,418)
                           --------       -------       -------    --------
Realized and Unrealized
 Gain (Loss) on Investments (Notes 1 and 3)
 Realized net gain
   on securities .....      299,179           874       409,901     184,856
 Realized net gain (loss) on foreign
   currency transactions       (102)          ---          (393)         36
                           --------    ----------      --------    --------
   Realized net gain
    on investments  ..      299,077           874       409,508     184,892
 Unrealized appreciation (depreciation)
   in value of investments
   during the period..     (119,653)      (24,890)       70,943     218,866
                           --------    ----------      --------    --------
    Net gain (loss) on
      investments ....      179,424       (24,016)      480,451     403,758
                           --------    ----------      --------    --------
      Net increase (decrease) in net
       assets resulting from
       operations ....     $183,930      $(8,655)      $522,779    $397,340
                           ========      ========      ========    ========
                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Six Months Ended JUNE 30, 1999                               United
(In Thousands)               United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                       ----------------------------------------------------
Increase (Decrease) in Net Assets
 Operations:
   Net investment
    income (loss)  ...   $    4,506      $ 15,361    $   42,328  $   (6,418)
   Realized net gain
    on investments  ..      299,077           874       409,508     184,892
   Unrealized appreciation
    (depreciation)  ..     (119,653)      (24,890)       70,943     218,866
                         ----------      --------    ----------  ----------
    Net increase (decrease) in net
      assets resulting
      from operations.      183,930        (8,655)      522,779     397,340
                         ----------      --------    ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  .........       (3,333)      (15,433)      (39,031)        ---
    Class Y  .........          (11)          (64)       (2,345)        ---
   Realized net gains on
    investment transactions:
    Class A  .........          ---           ---           ---         ---
    Class Y  .........          ---           ---           ---         ---
                         ----------      --------    ----------  ----------
                             (3,344)      (15,497)      (41,376)        ---
                         ----------      --------    ----------  ----------
 Capital share
   transactions (Note 5)    (19,893)          195      (144,214)     98,268
                         ----------      --------    ----------  ----------
   Total increase (decrease) 160,693      (23,957)      337,189     495,608
Net Assets
 Beginning of period      1,868,037       557,148     7,767,301   1,674,483
                         ----------      --------    ----------  ----------
 End of period           $2,028,730      $533,191    $8,104,490  $2,170,091
                         ==========      ========    ==========  ==========
   Undistributed
    net investment
    income (loss)  ...       $3,279           $67       $10,491     $(6,382)
                                  ======           ===       =======     =======

                 *See "Financial Highlights" on pages 36 - 43.

                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended DECEMBER 31, 1998                          United
(In Thousands)               United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                       ----------------------------------------------------
Increase in Net Assets
 Operations:
   Net investment
    income (loss)  ...   $   19,519      $ 31,745    $   82,228   $  (4,737)
   Realized net gain
    on investments  ..      259,891         4,756     1,363,007     139,225
   Unrealized
    appreciation  ....       75,732         1,500       102,526     492,528
                           --------    ----------    ----------  ----------
    Net increase in net
      assets resulting
      from operations.      355,142        38,001     1,547,761     627,016
                           --------    ----------    ----------  ----------
 Distributions to shareholders
   from (Note 1E):*
   Net investment income:
    Class A  .........      (20,979)      (31,553)      (69,402)        ---
    Class Y  .........          (50)         (359)       (4,557)        ---
   Realized net gains on
    investment transactions:
    Class A  .........     (214,379)          ---    (1,392,072)   (108,718)
    Class Y  .........         (421)          ---       (76,922)       (380)
                           --------    ----------    ----------  ----------
                           (235,829)      (31,912)   (1,542,953)   (109,098)
                           --------    ----------    ----------  ----------
 Capital share
   transactions (Note 5)    149,682        22,363     1,267,504      89,771
                           --------    ----------    ----------  ----------
   Total increase ....      268,995        28,452     1,272,312     607,689
Net Assets
 Beginning of period      1,599,042       528,696     6,494,989   1,066,794
                         ----------      --------    ----------  ----------
 End of period           $1,868,037      $557,148    $7,767,301  $1,674,483
                         ==========      ========    ==========  ==========
   Undistributed
    net investment
    income  ..........       $2,219          $203        $9,932        $---
                             ======          ====        ======        ====

                 *See "Financial Highlights" on pages 36 - 43.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/99     1998   1997    1996   1995    1994
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $8.28   $7.77  $7.75   $7.78  $6.58   $7.19
                      ----    ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment
   income ..........   0.02    0.10   0.10    0.11   0.11    0.13
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.81    1.60   2.14    0.82   2.12   (0.13)
                      ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......   0.83    1.70   2.24    0.93   2.23    0.00
                      ----    ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income ..........  (0.02)  (0.11) (0.09)  (0.11) (0.11)  (0.13)
 From capital gains   (0.00)  (1.08) (2.13)  (0.85) (0.92)  (0.48)
                      ----    ----   ----    ----   ----    ----
Total distributions   (0.02)  (1.19) (2.22)  (0.96) (1.03)  (0.61)
                      ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  ....  $9.09   $8.28  $7.77   $7.75  $7.78   $6.58
                      ====    ====   ====    ====   ====    ====
Total return* ......   9.97%  22.62% 29.58%  12.18% 34.21%   0.04%
Net assets, end of
 period (in
 millions)  ........ $2,025  $1,864 $1,595  $1,285 $1,206    $967
Ratio of expenses to
 average net assets    0.93%** 0.88%  0.82%   0.83%  0.80%   0.71%
Ratio of net investment
 income to average
 net assets  .......   0.47%** 1.12%  1.16%   1.34%  1.42%   1.76%
Portfolio turnover
 rate  ............. 207.86% 373.78%313.99% 240.37%229.03% 205.40%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                   For the
                       six    For the fiscal year         For the
                    months    ended December 31,         period from
                     ended    --------------------       7/11/95* to
                   6/30/99     1998   1997    1996       12/31/95
                   -------    -----  -----   -----       -----------
Net asset value,
 beginning of period  $8.28   $7.77  $7.75   $7.78          $7.84
                      ----    ----   ----    ----           ----
Income from investment
 operations:
 Net investment income 0.03    0.12   0.11    0.12           0.05
 Net realized and
   unrealized gain
   on investments ..   0.80    1.59   2.14    0.82           0.87
                      ----    ----   ----    ----           ----
Total from investment
 operations  .......   0.83    1.71   2.25    0.94           0.92
                      ----    ----   ----    ----           ----
Less distributions:
 From net investment
   income ..........  (0.02)  (0.12) (0.10)  (0.12)         (0.06)
 From capital gains   (0.00)  (1.08) (2.13)  (0.85)         (0.92)
                      ----    ----   ----    ----           ----
Total distributions   (0.02)  (1.20) (2.23)  (0.97)         (0.98)
                      ----    ----   ----    ----           ----
Net asset value,
 end of period  ....  $9.09   $8.28  $7.77   $7.75          $7.78
                      ====    ====   ====    ====           ====
Total return .......  10.06%  22.79% 29.67%  12.27%         11.92%
Net assets, end of
 period (in
 millions)  ........     $4      $4     $4      $3             $1
Ratio of expenses to
 average net assets    0.74%** 0.75%  0.75%   0.74%          0.76%**
Ratio of net investment
 income to average
 net assets  .......   0.66%** 1.21%  1.22%   1.45%          1.24%**
Portfolio turnover
 rate  ............. 207.86% 373.78%313.99% 240.37%        229.03%**

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/99     1998   1997    1996   1995    1994
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $6.39   $6.32  $6.14   $6.34  $5.62   $6.39
                      ----    ----   ----    ----   ----    ----
Income from investment
 operations:
 Net investment income 0.18    0.38   0.39    0.39   0.40    0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.28)   0.07   0.19   (0.20)  0.72   (0.75)
                      ----    ----   ----    ----   ----    ----
Total from investment
 operations  .......  (0.10)   0.45   0.58    0.19   1.12   (0.36)
                      ----    ----   ----    ----   ----    ----
Less distributions:
 From net investment
   income ..........  (0.18)  (0.38) (0.40)  (0.39) (0.40)  (0.39)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.02)
                      ----    ----   ----    ----   ----    ----
Total distributions   (0.18)  (0.38) (0.40)  (0.39) (0.40)  (0.41)
                      ----    ----   ----    ----   ----    ----
Net asset value,
 end of period  ....  $6.11   $6.39  $6.32   $6.14  $6.34   $5.62
                     =====   =====  =====   =====  =====   =====
Total return* ......  -1.64%   7.27%  9.77%   3.20% 20.50%  -5.76%
Net assets, end of
 period (in
 millions)  ........   $531    $551   $524    $519   $563    $518
Ratio of expenses to
 average net assets    0.91%** 0.84%  0.77%   0.77%  0.74%   0.72%
Ratio of net investment
 income to average
 net assets  .......   5.67%** 5.88%  6.34%   6.34%  6.54%   6.60%
Portfolio turnover
 rate  .............  19.66%  33.87% 35.08%  55.74% 66.38% 127.11%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                   For the
                       six     For the fiscal year        For the
                    months      ended December 31,       period from
                     ended    --------------------       6/19/95* to
                   6/30/99     1998   1997    1996       12/31/95
                   -------    -----  -----   -----       ----------
Net asset value,
 beginning of period  $6.39   $6.32  $6.14   $6.34          $6.11
                      ----    ----   ----    ----           ----
Income from investment
 operations:
 Net investment income 0.22    0.39   0.42    0.40           0.21
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.31)   0.07   0.17   (0.20)          0.22
                      ----    ----   ----    ----           ----
Total from investment
 operations  .......  (0.09)   0.46   0.59    0.20           0.43
                      ----    ----   ----    ----           ----
Less distributions:
 From net investment
   income ..........  (0.19)  (0.39) (0.41)  (0.40)         (0.20)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00)         (0.00)
                      ----    ----   ----    ----           ----
Total distributions   (0.19)  (0.39) (0.41)  (0.40)         (0.20)
                      ----    ----   ----    ----           ----
Net asset value,
 end of period  ....  $6.11   $6.39  $6.32   $6.14          $6.34
                      ====    ====   ====    ====           ====
Total return .......  -1.50%   7.54%  9.91%   3.35%          7.20%
Net assets, end of
 period (in
 millions)  ........     $2      $6     $5     $12             $3
Ratio of expenses to
 average net assets    0.64%** 0.61%  0.64%   0.62%          0.63%**
Ratio of net investment
 income to average
 net assets  .......   5.94%** 6.10%  6.48%   6.52%          6.41%**
Portfolio turnover
 rate  .............  19.66%  33.87% 35.08%  55.74%         66.38%**

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/99     1998   1997    1996   1995    1994
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period  $7.52   $7.59  $6.58   $5.79  $4.67   $4.95
                      ----    ----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment income 0.04    0.20   0.06    0.07   0.07    0.08
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.47    1.66   1.73    1.10   1.30   (0.16)
                      ----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.51    1.86   1.79    1.17   1.37   (0.08)
                      ----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.04)  (0.19) (0.06)  (0.06) (0.07)  (0.07)
 From capital gains   (0.00)  (1.74) (0.72)  (0.32) (0.18)  (0.13)
                      ----   -----  -----   -----  -----   -----
Total distributions   (0.04)  (1.93) (0.78)  (0.38) (0.25)  (0.20)
                      ----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $7.99   $7.52  $7.59   $6.58  $5.79   $4.67
                    ======  ====== ======  ====== ======  ======
Total return** .....   6.80%  24.02% 27.34%  20.36% 29.60%  -1.82%
Net assets, end of
 period (in
 millions)  ........ $7,769  $7,368 $6,196  $4,851 $3,976  $3,145
Ratio of expenses to
 average net assets    0.94%***0.89%  0.84%   0.86%  0.83%   0.74%
Ratio of net investment
 income to average
 net assets  .......   1.07%***1.11%  0.74%   1.03%  1.31%   1.45%
Portfolio turnover
 rate  .............  17.18%  49.29% 33.59%  22.24% 17.59%  18.54%

  *Per-share and share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                   For the
                       six     For the fiscal year        For the
                    months      ended December 31,       period from
                     ended    --------------------       6/19/95** to
                   6/30/99     1998   1997    1996       12/31/95
                   -------    -----  -----   -----       -----------
Net asset value,
 beginning of period  $7.52   $7.59  $6.58   $5.79          $5.55
                     -----   -----  -----   -----          -----
Income from investment
 operations:
 Net investment income 0.05    0.24   0.07    0.07           0.04
 Net realized and
   unrealized gain
   on investments ..   0.47    1.66   1.73    1.11           0.42
                     -----   -----  -----   -----          -----
Total from investment
 operations  .......   0.52    1.90   1.80    1.18           0.46
                     -----   -----  -----   -----          -----
Less distributions:
 From net investment
   income ..........  (0.05)  (0.23) (0.07)  (0.07)         (0.04)
 From capital gains   (0.00)  (1.74) (0.72)  (0.32)         (0.18)
                     -----   -----  -----   -----          -----
Total distributions   (0.05)  (1.97) (0.79)  (0.39)         (0.22)
                     -----   -----  -----   -----          -----
Net asset value,
 end of period  ....  $7.99   $7.52  $7.59   $6.58          $5.79
                     =====   =====  =====   =====          =====
Total return .......   6.94%  24.27% 27.49%  20.53%          8.45%
Net assets, end of
 period (in
 millions)  ........   $335    $399   $299    $151           $107
Ratio of expenses to
 average net assets    0.72%***0.71%  0.72%   0.73%          0.74%***
Ratio of net investment
 income to average
 net assets  .......   1.30%***1.29%  0.85%   1.17%          1.36%***
Portfolio turnover
 rate  .............  17.18%  49.29% 33.59%  22.24%         17.59%***

  *Per-share and share amounts have been adjusted retroactively to reflect the 400% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*

                  For the
                 six months  For the fiscal year ended December 31,
                    ended    --------------------------------------
                   6/30/99     1998   1997    1996   1995    1994
                 ----------   -----  -----   -----  -----   -----
Net asset value,
 beginning of period $ 9.91   $6.71  $7.78   $7.63  $5.07   $4.94
                     -----    ----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment loss  (0.04)  (0.03) (0.01)  (0.02) (0.00)   0.00
 Net realized and
   unrealized gain on
   investments .....   2.32    3.93   0.46    0.66   2.80    0.47
                     -----    ----  -----   -----  -----   -----
Total from investment
 operations  .......   2.28    3.90   0.45    0.64   2.80    0.47
                     -----    ----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.00)
 From capital gains   (0.00)  (0.70) (1.52)  (0.49) (0.24)  (0.34)
                     -----    ----  -----   -----  -----   -----
Total distributions   (0.00)  (0.70) (1.52)  (0.49) (0.24)  (0.34)
                     -----    ----  -----   -----  -----   -----
Net asset value,
 end of period  .... $12.19   $9.91  $6.71   $7.78  $7.63   $5.07
                    ======   ===== ======  ====== ======  ======
Total return** .....  23.01%  59.31%  7.22%   8.35% 55.37%   9.78%
Net assets, end of
 period (in
 millions)  ........ $2,161  $1,668 $1,063    $981   $821    $497
Ratio of expenses to
 average net assets    1.07%***1.05%  1.02%   0.98%  0.93%   0.96%
Ratio of net investment
 loss to average
 net assets  .......  -0.69%***-0.37%-0.18%  -0.33% -0.07%   0.00%
Portfolio turnover
 rate  .............  23.61%  55.70% 87.68%  33.90% 32.89%  64.39%

  *Per-share and share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Total return calculated without taking into account the sales load deducted on an initial purchase.
***Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:*
                                For the
                   For the    fiscal year
                       six     year ended         For the
                    months    December 31,        period from
                     ended   -------------        2/27/96** to
                   6/30/99     1998   1997        12/31/96
                   -------    -----  -----        ----------
Net asset value,
 beginning of period  $9.98   $6.74  $7.79          $8.02
                      ----    ----  -----          -----
Income from investment
 operations:
 Net investment
   loss ............  (0.02)  (0.01) (0.00)         (0.01)
 Net realized and
   unrealized gain
   on investments ..   2.35    3.95   0.47           0.27
                      ----    ----  -----          -----
Total from investment
 operations  .......   2.33    3.94   0.47           0.26
                      ----    ----  -----          -----
Less distributions:
 From net investment
   income ..........  (0.00)  (0.00) (0.00)         (0.00)
 From capital gains   (0.00)  (0.70) (1.52)         (0.49)
                      ----    ----  -----          -----
Total distributions   (0.00)  (0.70) (1.52)         (0.49)
                      ----    ----  -----          -----
Net asset value,
 end of period  .... $12.31   $9.98  $6.74          $7.79
                      ====    ====  =====          =====
Total return .......  23.35%  59.71%  7.43%          3.25%
Net assets, end of
 period (in
 millions)  ........     $9      $6     $4             $3
Ratio of expenses to
 average net assets    0.80%***0.79%  0.85%          0.80%***
Ratio of net investment
 loss to average
 net assets  .......  -0.42%***-0.12%-0.01%         -0.12%***
Portfolio turnover
 rate  .............  23.61%  55.70% 87.68%         33.90%***

  *Per-share and share amounts have been adjusted retroactively to reflect the 200% stock dividend effected June 26, 1998.
 **Commencement of operations.
***Annualized.

                       See notes to financial statements.

UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999

NOTE 1 -- Significant Accounting Policies

     United Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and
     asked prices quoted by major dealers in such stocks.   Securities for which
     quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. Until June 30, 1999, the fee consisted of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of
 .15% of net assets for United Accumulative Fund and United Income Fund, .03% of net assets for United Bond Fund, and .20% for United Science and Technology Fund; and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion,
 .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. Beginning June 30, 1999, the fee is payable by each Fund at the following annual rates:

                                                                 Annual
     Fund                     Net Asset Breakpoints              Rate
     ------------------------------------------------------------------
     United Accumulative Fund Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion                    .550%

     United Bond Fund         Up to $500 Million                 .525%
                              Over $500 Million up to $1 Billion .500%
                              Over $1 Billion up to $1.5 Billion .450%
                              Over $1.5 Billion                  .400%

     United Income Fund       Up to $1 Billion                   .700%
                              Over $1 Billion up to $2 Billion   .650%
                              Over $2 Billion up to $3 Billion   .600%
                              Over $3 Billion up to $6 Billion   .550%
                              Over $6 Billion                    .500%

     United Science and
       Technology Fund        Up to $1 Billion                   .850%
                              Over $1 Billion up to $2 Billion   .830%
                              Over $2 Billion up to $3 Billion   .800%
                              Over $3 Billion                    .760%
The Corporation accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Corporation's investment manager.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0  to $   10               $      0
          From $   10  to $   25               $ 10,000
          From $   25  to $   50               $ 20,000
          From $   50  to $  100               $ 30,000
          From $  100  to $  200               $ 40,000
          From $  200  to $  350               $ 50,000
          From $  350  to $  550               $ 60,000
          From $  550  to $  750               $ 70,000
          From $  750  to $1,000               $ 85,000
               $1,000 and Over                 $100,000

     For Class A shares, the Corporation also pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Corporation's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Corporation) of $19,368,447, out of which W&R paid sales commissions of $11,295,897 and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Corporation paid Directors' fees of $232,641, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.


NOTE 3 -- Investment Securities Transactions

     Investment securities transactions for the period ended June 30, 1999 are summarized as follows:

                                                                     United
                               United       United      United  Science and
                         Accumulative         Bond      Income   Technology
                                 Fund         Fund        Fund         Fund
                          ----------- ------------------------ ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities $3,885,837,403 $ 52,046,592$1,437,329,852$ 564,289,694
Purchases of U.S. Government
 securities                       ---   50,100,043         ---          ---
Purchases of short-term
 securities             2,306,581,164  542,066,2822,250,637,2121,253,427,698
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities  3,653,708,598   60,873,3451,314,816,702 427,242,674
Proceeds from maturities and
 sales of U.S. Government
 securities               199,577,344   46,948,706         ---          ---
Proceeds from maturities and sales
 of short-term securities2,349,803,321 537,888,3052,587,678,4521,301,414,460

     For Federal income tax purposes, cost of investments owned at June 30, 1999 and the related appreciation (depreciation) were as follows:

                                                                  Aggregate
                                                               Appreciation
                                 Cost AppreciationDepreciation (Depreciation)
                       -------------- --------------------------------------
United Accumulative
 Fund                  $1,970,949,920$ 145,940,039$(72,280,131)  $73,659,908
United Bond Fund          527,952,569    7,267,408 (8,685,575)   (1,418,167)
United Income Fund      5,105,668,8533,193,229,382(199,067,936)2,994,161,446
United Science and
 Technology Fund        1,147,368,0851,035,516,932(19,577,782)1,015,939,150

NOTE 4 -- Federal Income Tax Matters

     The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, United Income Fund, United Accumulative Fund and United Science and Technology Fund realized capital gain net income of $1,363,307,370, $260,569,759 and $139,112,131, respectively, during the year ended December 31, 1998, a portion of which was paid to shareholders during the period ended December 31, 1998. Remaining capital gain net income will be distributed to each Fund's shareholders. For Federal income tax purposes, United Bond Fund realized capital gain net income of $4,755,689 during the year ended December 31, 1998, which was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers of United Bond Fund aggregated $18,474,016 as of December 31, 1998, and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $18,393,113 at December 31, 2002 and $80,903 at December 31, 2003.

NOTE 5 -- Multiclass Operations

     On June 17, 1995, each Fund within the Corporation was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Corporation. United Income Fund and United Bond Fund commenced multiclass operations on June 19, 1995 and United Accumulative Fund commenced multiclass operations on July 11, 1995. United Science and Technology Fund commenced multiclass operations on February 27, 1996.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the six month period ended June 30, 1999 are summarized below. Dollar amounts are in thousands.

                                                                     United
                             United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............   10,392,424    35,459,848    58,837,191  29,950,598
 Class Y  ............      272,538       169,663     4,465,215     554,347
Shares issued from
 reinvestment of dividends:
 Class A  ............      312,188     2,180,598     4,580,834         ---
 Class Y  ............        1,181        10,335       304,499         ---
Shares redeemed:
 Class A  ............  (13,060,403)  (37,010,516)  (71,061,411)(21,176,199)
 Class Y  ............     (248,321)     (788,774)  (15,829,092)   (378,048)
                         ----------   -----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares:
 Class A  ............   (2,355,791)      629,930    (7,643,386)  8,774,399
 Class Y  ............       25,398      (608,776)  (11,059,378)    176,299
                         ----------   -----------    ----------  ----------
   Total for Fund ....   (2,330,393)       21,154   (18,702,764)  8,950,698
                         ==========   ===========    ==========  ==========
Value issued from sale
 of shares:
 Class A  ............     $ 89,427      $221,320     $ 452,088    $322,661
 Class Y  ............        2,283         1,071        34,084       5,680
Value issued from
 reinvestment of dividends:
 Class A  ............        2,777        13,983        35,336         ---
 Class Y  ............           10            64         2,345         ---
Value redeemed:
 Class A  ............     (112,307)     (231,211)     (547,189)   (226,232)
 Class Y  ............       (2,083)       (5,032)     (120,878)     (3,841)
                           --------      --------     ---------    --------
Increase (decrease) in
 outstanding capital:
 Class A  ............      (20,103)        4,092       (59,765)     96,429
 Class Y  ............          210        (3,897)      (84,449)      1,839
                           --------      --------     ---------    --------

   Total for Fund ....     $(19,893)     $    195     $(144,214)   $ 98,268
                           ========      ========     =========    ========


     Transactions in capital stock for the fiscal year ended December 31, 1998 are summarized below. Dollar amounts are in thousands.

                                                                     United
                             United        United        United Science and
                       Accumulative          Bond        Income  Technology
                               Fund          Fund         Fund*       Fund*
                        -----------  ------------  ------------------------
Shares issued from sale
 of shares:
 Class A  ............   15,967,129    31,835,303   100,626,223  77,529,963
 Class Y  ............      103,049       216,958    10,384,489     130,439
Shares issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A  ............   27,472,978     4,341,736   185,178,374  11,704,260
 Class Y  ............       59,740        56,607    11,152,791      42,644
Shares redeemed:
 Class A  ............  (23,654,895)  (32,844,203) (121,882,974) (79,203,331)
 Class Y  ............     (175,077)      (95,711)   (7,947,287)   (223,072)
                         ----------    ----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares:
 Class A  ............   19,785,212     3,332,836   163,921,623  10,030,892
 Class Y  ............      (12,288)      177,854    13,589,993     (49,989)
                         ----------    ----------   -----------  ----------
   Total for Fund ....   19,772,924     3,510,690   177,511,616   9,980,903
                         ==========    ==========   ===========  ==========
Value issued from sale
 of shares:
 Class A  ............     $136,894      $202,677    $  849,389    $618,721
 Class Y  ............          876         1,379        85,082       1,031
Value issued from
 reinvestment of dividends
 and/or capital gains distribution:
 Class A  ............      216,773        27,530     1,351,806     103,357
 Class Y  ............          472           359        81,473         379
Value redeemed:
 Class A  ............     (203,897)     (208,970)   (1,035,016)   (631,968)
 Class Y  ............       (1,436)         (612)      (65,230)     (1,749)
                           --------      --------    ----------    --------
Increase (decrease) in
 outstanding capital:
 Class A  ............      149,770        21,237     1,166,179      90,110
 Class Y  ............          (88)        1,126       101,325        (339)
                           --------      --------    ----------    --------

   Total for Fund ....     $149,682      $ 22,363    $1,267,504    $ 89,771
                           ========      ========    ==========    ========

     * Share transactions prior to June 27, 1998 have been adjusted to effect the stock dividend of June 26, 1998.


Note 6 -- Stock Dividend

     The Corporation's Board of Directors approved on February 11, 1998 a stock dividend of 400% on United Income Fund and 200% on United Science and Technology Fund effected on June 26, 1998. Authorized shares of United Income Fund were accordingly increased by 1,400,000,000 and United Accumulative Fund and United Bond Fund each reallocated 100,000,000 shares to United Science and Technology Fund.

Note 7 -- Securities Loaned

     On June 30, 1999, securities with a market value of $549,372,000 (which are included in the accompanying schedule of investments) had been loaned under agreements whereby the Income Fund received securities with a market value of $562,900,619 as collateral. The aggregate amount of such loans must be continuously secured by 100% of the market value of the securities loaned. The Fund derives income from its securities lending activities. These agreements may be terminated by the borrower or the Fund upon proper notice. In the event the borrower fails to deliver the securities within five business days, the Fund has the right to use the collateral to purchase similar or other securities. During the period ended June 30, 1999, Income Fund derived approximately $492,776 of income, net of related expenses, from its securities lending activities.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Funds, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of United Accumulative Fund, United Bond Fund, United Income Fund and United Science and Technology Fund (collectively the "Funds") comprising United Funds, Inc. as of June 30, 1999, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and fiscal year ended December 31, 1998, and the financial highlights for the six-month period ended June 30, 1999, and for each of the five fiscal years in the period ended December 31, 1998. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising United Funds, Inc. as of June 30, 1999, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and fiscal year ended December 31, 1998 and the financial highlights for the six-month period ended June 30, 1999, and for each of the five fiscal years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
August 6, 1999

Shareholder Meeting Results

A special meeting of United Funds, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

Item 1.        To elect the Board of Directors:

                                                   Broker
                                For    Withheld   Non-Votes*
J. Concannon            766,236,697  26,067,006       0
J. Dillingham           766,311,136  25,992,567       0
D. Gardner              765,061,072  27,242,631       0
L. Graves               765,684,420  26,619,283       0
J. Harroz, Jr.          764,641,284  27,662,419       0
J. Hayes                763,762,443  28,541,260       0
R. Hechler              765,385,510  26,918,193       0
H. Herrmann             765,532,543  26,771,160       0
G. Johnson              763,571,351  28,732,352       0
W. Morgan               765,053,066  27,250,637       0
R. Reimer               764,684,981  27,618,722       0
F. Ross, Jr.            766,149,299  26,154,404       0
E. Schwartz             765,567,221  26,736,482       0
K. Tucker               765,997,639  26,306,064       0
F. Vogel III            766,109,647  26,194,056       0

Item 2. To ratify the selection of Deloitte & Touche LLP as the Corporation's independent accountants for its current fiscal year:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
           755,150,103    6,050,375  31,103,225       0

Item 3. To approve or disapprove the amendment to the Funds' investment management agreement with Waddell & Reed Investment Management Company:

                                                           Broker
                             For    Against  Abstain   Non-Votes*
Accumulative Fund    107,237,189  7,974,570  5,886,415    367,991
Bond Fund             42,159,756  2,353,745  2,365,349     79,095
Income Fund          469,602,084 36,425,789  27,012,445 1,764,592
Science and Technology
   Fund               77,790,631  6,647,435  4,287,419    349,198

Item 4. To approve or disapprove amendment of the Funds' policy regarding securities lending:

                                                           Broker
                             For    Against  Abstain   Non-Votes*
Accumulative Fund    106,836,181  5,846,583  8,415,410    367,991
Bond Fund             42,460,929  1,399,002  3,018,919     79,095
Income Fund          475,423,018 22,155,968  35,461,332 1,764,592
Science and Technology
    Fund              78,925,600  4,171,811  5,628,074    349,198

Item 5. To approve or disapprove the Corporation's Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                    Broker
                   For      Against     Abstain   Non-Votes*
           700,581,958   29,827,015  61,858,582    36,148

*Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

For shareholders who have chosen the Income-Earned option or the Cash option for their distribution method: if the dividend distribution (for Income-Earned) or the total distribution (for Cash) is less than five dollars, the distribution will be automatically paid in additional shares of the same class of the Fund.


Any person who was a holder of an uncompleted Plan on May 30, 1996, with a face amount of less than $12,000, may purchase Class A shares of the Fund corresponding to such Plan at NAV, up to the amount representing the unpaid balance of the Plan, if the purchase order is so designated.


To all traditional IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin


OFFICERS
Robert L. Hechler, President
James C. Cusser, Vice President
Abel Garcia, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Antonio Intagliata, Vice President
Helge K. Lee, Vice President and Secretary
James D. Wineland, Vice President

THE UNITED GROUP OF MUTUAL FUNDS
-------------------------------------------------------------------

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
















------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465



Our INTERNET address is:
  http://www.waddell.com


NUR1000SA(6-99)
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